SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Apr. 30, 2026
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DAKTRONICS, INC. 401(k) PLAN
EIN-46-0306862 PLAN 002
SCHEDULE H, LINE 4i

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
APRIL 30, 2026

Identity of Issue, Borrower,
Lessor, or Similar Party	Shares	Current Value (2)
Common Stock:
Daktronics, Inc. common stock (1)	1,645,067	$32,342,011
Common Collective Trusts:
Principal Stable Value Z Fund (1)	407,228	10,758,468
		10,758,468
Mutual Funds:
John Hancock Disciplined Value Fund	249,649	6,817,913
John Hancock Disciplined Value Mid Cap Fund	403,276	11,908,728
JP Morgan Large Cap Growth -R6	514,351	44,928,577
T Rowe Price Small Capitalization Fund	231,098	14,450,584
Investment Company of America - R6 (Large cap fund)	400,564	26,369,105
Pimco Total Return Fund (Bond fund)	773,184	6,757,629
Vanguard Balances Index FD-I	393,314	20,841,716
Vanguard Target Retirement Inc	84,629	1,198,351
Vanguard Target Retirement 2020	23,451	662,737
Vanguard Target Retirement 2025	140,606	2,914,756
Vanguard Target Retirement 2030	155,748	6,893,420
Vanguard Target Retirement 2035	222,892	6,419,292
Vanguard Target Retirement 2040	211,995	11,197,597
Vanguard Target Retirement 2045	345,562	12,765,074
Vanguard Target Retirement 2050	218,024	13,813,990
Vanguard Target Retirement 2055	180,552	12,775,845
Vanguard Target Retirement 2060	96,103	6,267,831
Vanguard Target Retirement 2065	16,889	723,032
Vanguard Target Retirement 2070	16,959	577,102
Capital Group EUPAC E Separate Acct-E1	1,257,204	14,834,221
Principal Global Investors Trust Co Bond Market Index Sep Acct-Z (1)	263,292	3,879,892
Principal Global Investors Trust Co Intl Equity Index Sep Acct-Z (1)	132,894	3,893,738
Principal Global Investors Trust Co Large Cap S&P 500 Sep Acct-Z (1)	60,169	24,826,742
Principal Global Investors Trust Co Mid Cap Sep Acct-Z (1)	25,611	13,780,400
Principal Global Investors Trust Co Mid Cap S&P 400 Sep Acct-Z (1)	65,342	8,492,315
Principal Global Investors Trust Co Small Cap S&P 600 Index Sep Acct-Z (1)	53,939	6,894,343
		284,884,930
Participant loans (with interest rates ranging from 3.25 to 8.50 percent, maturing through February 2034)(1)		2,657,254
		$330,642,663

(1) Indicates a party-in-interest to the Plan.
(2) Cost information is not required for participant-directed investments and therefore is not included.
See accompanying Report of Independent Registered Public Accounting Firm.